LOSS PER SHARE (Details)		3 Months Ended	11 Months Ended		12 Months Ended
	Jul. 20, 2020 $ / shares	Sep. 15, 2023 shares	Jun. 30, 2021 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2022 USD ($) $ / shares shares
Loss per Share [Abstract]
Basic loss per share (in dollars per share) | $ / shares	$ (0.22)		$ (0.19)	[1]	$ (0.11)	[1]	$ (0.16)	[1]
Diluted loss per share (in dollars per share) | $ / shares	$ (0.22)		$ (0.19)	[1]	$ (0.11)	[1]	$ (0.16)	[1]
Income and share data used in calculations of basic earnings per share [Abstract]
Net loss | $			$ (13,230,837)		$ (17,444,754)		$ (21,521,237)
Net loss used in calculating basic and dilutive earnings per share | $			$ (13,230,837)		$ (17,444,754)		$ (21,521,237)
Weighted average number of ordinary shares used in calculating basic and dilutive earnings per share [Abstract]
Basic (in shares)			68,798,762		168,029,357		134,609,413
Dilutive (in shares)			68,798,762		168,029,357		134,609,413
Ordinary Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)			94,349,214		92,181,743		91,644,000
Ordinary Shares [Member] | Subsequent Events [Member]
Conversions, Calls, Subscriptions or Issues [Abstract]
Issued (in shares)		1,225,000
Unlisted Options [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)					23,011,372
Performance Rights [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)					28,746,000
Performance Rights [Member] | Subsequent Events [Member]
Conversions, Calls, Subscriptions or Issues [Abstract]
Issued (in shares)		50,000
Forfeited/cancelled (in shares)		80,000
Restricted Stock Units [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)					824,371
Performance Shares [Member]
Non-Dilutive Securities [Abstract]
Anti-dilutive effect of share options on number of ordinary shares (in shares)					39,600,000

[1]	Basic and diluted loss per share for the comparative period from July 20, 2020 to June 30, 2021 have been revised. Refer to Note 1(a) for further information.